Subordinated liabilities - HSBC Holdings subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,655,014	$ 2,409,361
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	115,864	109,870
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,956	23,977
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,095	22,775
At amortised cost | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,916	18,361
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	157,439	164,466
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,844	10,130
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	25,664	30,303
Financial liabilities designated at fair value | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,040	$ 5,616